Accounts Payables and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Disclosure Of Accounts Payables And Other Current Liabilities Text Block Abstract [Abstract]
ACCOUNTS PAYABLES AND OTHER CURRENT LIABILITIES

NOTE 11 – ACCOUNTS PAYABLES AND OTHER CURRENT LIABILITIES:

a.	Accounts payables are denominated in the following currencies:

	December 31,
	2021	2020
	USD in thousands
NIS unlinked	461	115
USD	240	2
Euro	-	15
Other currencies	1	2
	702	140

b.	Other:

	December 31,
	2021	2020
	USD in thousands
Employees and related institutions	313	584
Accrued expenses	933	665
Other	286	279
	1,532	1,528